Transactions with Related Parties - Box Ships Inc. (Details) - Box Ships Inc. - USD ($)	2 Months Ended	4 Months Ended	7 Months Ended		10 Months Ended	12 Months Ended
	Feb. 28, 2013	Apr. 19, 2013	Aug. 05, 2013	Jul. 19, 2013	Oct. 18, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Apr. 19, 2014	Dec. 31, 2012	May. 27, 2011
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships						0.00%		11.00%
Number of shares sold						3,437,500
Loan to affiliate - balance	$ 13,000,000		$ 6,000,000							$ 14,000,000	$ 30,000,000
Loan to affiliate interest rate basis							LIBOR
Loan pre-payment from affiliate	$ 1,000,000	$ 1,000,000	$ 5,000,000	$ 1,000,000	$ 6,000,000
Quarterly loan repayment from affiliate		$ 1,000,000
Balloon payment - loan to affiliate									$ 9,000,000
Amendment fee							$ 65,000
Interest income related party							$ 439,326
Margin Before Amendment
Related Party Transaction [Line Items]
Margin							4.00%
Margin After Amendment
Related Party Transaction [Line Items]
Margin							5.00%